As filed with the Securities and Exchange Commission on March 2, 1999.


                                              1933 Act Registration No. 33-89090
                                              1940 Act Registration No. 811-8966

                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]


                         Pre-Effective Amendment No. [ ]
                       Post-Effective Amendment No. 8 [ X ]


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]


                              Amendment No. 10 [ X ]
                        (Check appropriate box or boxes.)


                           LEGG MASON FOCUS TRUST, INC.
                (Exact name of registrant as specified in charter)

                                 100 Light Street
                            Baltimore, Maryland 21202
                     (Address of principal executive offices)

        Registrant's telephone number, including area code: (410) 539-0000

                              CHARLES A. BACIGALUPO
                                 100 Light Street
                            Baltimore, Maryland 21202
                     (Name and address of agent for service)

                                    Copies to:
                              ARTHUR J. BROWN, Esq.
                             STEPHANIE BOURQUE, Esq.
                            Kirkpatrick & Lockhart LLP
                    1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000



It is proposed that this filing will become effective:

[ ]   Immediately upon filing pursuant to Rule 485(b)
[ ]   On ___________ pursuant to Rule 485(b)
[ ]   60 days after filing pursuant to Rule 485 (a)(1).
[X]   On May 1, 1999 pursuant to Rule 485 (a)(1)
[ ]   75 days after filing pursuant to Rule 485(a)(2)
[ ]   On ___________ pursuant to Rule 485(a)(2)

                        Legg Mason Focus Trust, Inc.

                     Contents of Registration Statement


      This Registration Statement consists of the following papers and documents:

      Cover Sheet

      Contents of Registration Statement

      Cross Reference Sheet

      Legg Mason Focus Trust

      Part A - Prospectus

      Part B - Statement of Additional Information

      Part C - Other Information

      Signature Page

      Exhibits

                        Legg Mason Focus Trust, Inc.

                         Form N-1A Cross Reference Sheet


PART A. ITEM NUMBER - PROSPECTUS          PROSPECTUS CAPTION

1.  Front and Back Cover Pages            Same
2.  Risk/Return Summary: Investments,     Investment Objective; Risks;
Risks and Performance                     Performance
3.  Risk/Return Summary: Fee Table        Fees and Expenses of the Fund
4.  Investment Objectives, Principal      Investment Objective; Risks
Investment Strategies, and Related Risks
5.  Management's Discussion of Fund       Not Applicable
Performance
6.  Management, Organization and Capital  Management
Structure
7.  Shareholder Information               How to Invest; How to Sell Your
                                          Shares; Account Policies;  Services
                                          for Investors; Dividends and Taxes
8.  Distribution Arrangements             Management
9.  Financial Highlights Information      Financial Highlights

PART B. ITEM NUMBER                       STATEMENT OF ADDITIONAL INFORMATION
                                          CAPTION
10. Cover Page and Table of Contents      Same
11. Fund History                          Description of the Fund
12. Description  of  the  Fund  and  Its
Investments and Risks                     Description of the Fund;
                                          Fund  Policies; Investment Strategies
                                          and Risks
13. Management of the Fund                Management of the Fund
14. Control Persons and Principal         Management of the Fund
Holders of Securities
15. Investment Advisory and Other         The Fund's Investment Adviser and
Services                                  Manager; The Fund's Distributor
16. Brokerage Allocation and Other        Portfolio Transactions and Brokerage
Practices
17. Capital Stock and Other Securities    Capital Stock Information
18. Purchase,  Redemption,  and  Pricing  Additional Purchase and Redemption
of Shares                                 Information; Valuation of Fund Shares
19. Taxation of the Fund                  Additional  Tax  Information;
                                          Tax-Deferred Retirement Plans
20.  Underwriters                         The Fund's Distributor
21.  Calculation of Performance Data      Performance Information
22.  Financial Statements                 Financial Statements

      Part C
      -------
      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

    Legg Mason Focus Trust, Inc.



                              PROSPECTUS        MAY 1, 1999


                              logo
                              HOW TO INVEST SM

As with all mutual funds, the Securities and Exchange Commission has not passed upon the adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

T A B L E   O F  C O N T E N T S

A b o u t  t h e  f u n d:

     xx     Investment objective

     xx     Risks

     xx     Performance

     xx     Fees and expenses of the fund

     xx     Management

A b o u t  y o u r  i n v e s t m e n t:

     xx     How to invest

     xx     How to sell your shares

     xx     Account policies

     xx     Services for investors

     xx     Dividends and taxes

     xx     Financial highlights

LEGG MASON FOCUS TRUST, INC.

[icon] I N V E S T M E N T  O B J E C T I V E


INVESTMENT OBJECTIVE: maximum long-term capital appreciation with minimum long-term risk to principal

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in common stocks, preferred stocks and securities convertible or exchangeable for common stocks, such as convertible bonds and debentures. Any income realized will be incidental to the fund's objective.

The fund's policy is to remain substantially invested in common stocks or securities convertible into common stock.

The securities in which the fund invests will generally be listed on a national stock exchange or traded on the over-the-counter market. Under normal circumstances, the adviser expects to concentrate its investments in a limited number of companies.


The selection of common stocks will be made through an investment strategy referred to as "focus investing." Focus investing is an investment strategy whereby companies (or businesses) are identified and selected as eligible investments by examining all fundamental quantitative and qualitative aspects of the company, its management and its financial position as compared to its stock price. This is a bottom up, fundamental method of analysis as opposed to technical analysis, which is based on the study of trading volumes and prices. Focus investing is based on the principle that a shareholder's return from owning a stock is ultimately determined by the fundamental economics of the underlying business. The adviser believes that a focus investor should focus on the long-term economic progress of the investment and disregard short-term nuances. The fund will only invest in those companies which, in the adviser's opinion, are undervalued at the time of purchase.

For temporary defensive purposes, the fund may temporarily invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper and other high quality short-term fixed income securities and repurchase agreements with respect to those securities. In addition, the fund may hold cash reserves, when necessary, for anticipated securities purchases and redemptions or temporarily during periods when the adviser believes prevailing market conditions call for a defensive posture. The fund may not achieve its investment objective when so invested.

[icon] R I S K S

An investment in the fund is not guaranteed; investors may lose money by investing in the fund. The principal risks of investing in the fund are described below. There is no guarantee that the fund will achieve its objective.

NON-DIVERSIFICATION RISK -
The fund is non-diversified. The percentage of its assets invested in any single issuer is not limited by the Investment Company Act of 1940. When the fund's assets are invested in the securities of a limited number of issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event than shares of a diversified fund.

MARKET RISK -
Stock prices generally fluctuate more than those of other securities. The fund may experience a substantial or complete loss on an individual stock. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

The fund invests in stocks believed to be attractively priced relative to their intrinsic value. Such an approach involves the risk that those stocks may remain undervalued. Value stocks as a group may be out of favor for a long period of time, while the market concentrates on "growth" stocks. There is also a risk that other investors will not see the potential value of the issuer, and the security will not realize that potential.

YEAR 2000 -
Like other mutual funds (and most organizations around the world), the fund could be adversely affected by computer problems related to the year 2000. These could interfere with operations of the fund, its adviser or distributor, or could impact companies in which the fund invests.

While no one knows if these problems will have any impact on the fund or on financial markets in general, the adviser and its affiliates are taking steps to protect fund investors. These include efforts to determine that the problem will not directly affect the systems used by major service providers.

Whether these steps will be effective can only be known for certain in the year 2000.

[icon]  P E R F O R M A N C E

The information below provides an indication of the risks of investing in the fund by showing changes in its performance from year to year. Annual returns assume reinvestment of dividends and distributions. Historical performance of the fund does not necessarily indicate what will happen in the future.

YEAR BY YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (%)

40%
                                 41.47
35%

30%
                         29.10
25%

20%
                 17.14
15%
      12.29
10%

      1995 (a)    1996    1997    1998

   DURING THE LIFE OF THE FUND (b):

                                Quarter Ended           Total Return
   -----------------------------------------------------------------------
   Best quarter:           December 31, 1998       36.94%
   -----------------------------------------------------------------------
   Worst quarter:          September 30, 1998      -15.91%
   -----------------------------------------------------------------------

   In the following table, average annual returns as of December 31, 1998 are compared with the Standard & Poor's 500 Stock Composite Index.

   ----------------------------------------------------------
                                      1 YEAR  LIFE OF FUND(b)
   ----------------------------------------------------------
   Focus Trust                        41.47%   26.72%
   ----------------------------------------------------------
   S&P 500 Index                      28.58%
   ----------------------------------------------------------

These figures include changes in principal value, reinvested dividends and capital gain distributions, if any. By comparing the bar chart with the average annual total returns, you can see that average returns smooth out year-to-year variations.

(a) April 17, 1995 (commencement of operations) to December 31, 1995.
(b) April 17, 1995 (commencement of operations) to December 31, 1998.
                                       5

[icon]  F E E S  A N D  E X P E N S E S  O F  T H E  F U N D

The table below describes the fees and expenses you will incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets so they lower the fund's share price and dividends. Other expenses include expenses such as transfer agency, custody, professional and registration fees. The fund has no sales charge but is subject to a 12b-1 fee. The fund does not charge a redemption fee.

The fees and expenses shown are for the fiscal year ended December 31, 1998, and are calculated as a percentage of average net assets.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) (a)

    ------------------------------------------

    ------------------------------------------
    Management fees                    0.70%
    ------------------------------------------
    Distribution and/or Service        1.00%
    (12b-1) fees
    ------------------------------------------
    Other Expenses                     1.39%
    ------------------------------------------
    Total Annual Fund Operating        3.09%
    Expenses
    ------------------------------------------


   (a) The manager has a voluntary agreement to waive fees so that expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed an annual rate of 1.90% of the fund's average daily net assets until June 30, 2000. This voluntary waiver may be terminated at any time. With the waiver, management fees, 12b-1 fees and total annual fund operating expenses for the fund would have been 0.00%, 0.54% and 1.93% for the fiscal year ended December 31, 1998.

EXAMPLE:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown. Actual returns may be higher or lower than 5% per year.

          -------------------------------------------
            1 YEAR      3 YEARS   5 YEARS  10 YEARS
          -------------------------------------------
             $312        $954      $1,620   $3,402
          -------------------------------------------

Under the fee waiver arrangements described above, your costs for the one, three, five and ten year periods would have been $196, $606, $1,042 and $2,254.

[icon] M A N A G E M E N T

MANAGEMENT AND ADVISER:

LEGG MASON FUND ADVISER, INC., 100 Light Street, Baltimore, Maryland 21202, is the fund's adviser. The adviser is responsible for making investment decisions and placing orders to buy or sell a particular security. It is also obligated to provide the fund with investment management and administrative services and to oversee the funds' relationships with outside service providers, such as the custodian, transfer agent, accountants, and lawyers. The adviser acts as manager or adviser to investment companies with aggregate assets of $[ ] billion as of March 31, 1999.


For the period June 30, 1998 to December 31, 1998, the adviser waived all of its fees.

From June 28, 1997 to June 30, 1998, Focus Capital Advisory, L.P. served as the fund's investment adviser.

PORTFOLIO MANAGEMENT:

Robert G. Hagstrom, Jr. serves as portfolio manager and has been primarily responsible for overseeing all investments made by the fund since its inception on April 17, 1995. From 1997 to June 30, 1998, he was the General Partner of Focus Capital Advisory, L.P., the assets of which were purchased by the adviser. From 1992 through 1997, he was a Principal with Lloyd, Leith & Sawin, Inc., where he served as Vice President from 1991 to 1992. Mr. Hagstrom is a Chartered Financial Analyst and author of two books, titled THE WARREN BUFFET WAY:
INVESTMENT STRATEGIES OF THE WORLD'S GREATEST INVESTOR (John Wiley & Sons, November, 1994) and THE NASCAR WAY: THE BUSINESS THAT DRIVES THE SPORT (John Wiley & Sons, January, 1998).

DISTRIBUTOR OF THE FUND'S SHARES:

Legg Mason Wood Walker, Incorporated is the distributor of the fund's shares. The fund has adopted a plan that allows it to pay distribution fees and shareholder service fees for the sale of its shares and for services provided to shareholders. Under the plan, the fund may pay the distributor an annual distribution fee equal to 0.75% of the fund's average daily net assets and an annual service fee equal to 0.25% of its average daily net assets.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The distributor may enter into agreements with other brokers to sell shares of the fund. The distributor pays these brokers up to 90% of the service fee that it receives from the fund for those sales.

The adviser and distributor are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W  T O  I N V E S T

To open a regular account or a retirement account with the fund, contact a Legg Mason financial advisor or other entity that has entered into an agreement with the fund's distributor to sell shares of the Legg Mason family of funds. A Legg Mason financial advisor will explain the shareholder services available from our funds and answer any questions you may have. The minimum initial investment for regular accounts and retirement accounts is $1,000 and the minimum for each purchase of additional shares is $100, except as noted below.

Retirement accounts include traditional IRAs, spousal IRAs, education IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. Contact your Legg Mason financial advisor or other entity offering the funds to discuss which one might be appropriate for you.

ONCE YOUR ACCOUNT IS OPEN, YOU MAY USE THE FOLLOWING METHODS TO ADD TO YOUR
ACCOUNT:

   -------------------------------------------------------------------------
   IN PERSON        Give your financial advisor a check for $100 or more
                    payable to the fund

   -------------------------------------------------------------------------
   MAIL Mail your check, payable to the fund, for $100 or more to your financial advisor

   -------------------------------------------------------------------------
   TELEPHONE        Call your financial advisor to transfer available cash
   OR WIRE          balances in your brokerage account or to transfer
                    money from your bank directly to Legg Mason. Wire transfers may be subject to a service charge by your bank.

   -------------------------------------------------------------------------
   FUTURE FIRST     Contact your Legg Mason financial advisor to enroll in
   SYSTEMATIC       Legg Mason's Future First Systematic Investment Plan.
   INVESTMENT       Under this plan, you may arrange for automatic monthly
                    investments in the fund of $50 or more. The fund's transfer agent will transfer funds monthly from your Legg Mason account or from your checking account to purchase shares of the fund.

   -------------------------------------------------------------------------
   AUTOMATIC        Arrangements may be made with some employers and
   INVESTMENTS      financial institutions for regular automatic monthly
                    investments of $50 or more in shares of the fund. You may
                    also reinvest dividends from certain unit investment trusts in shares of the fund.
   -------------------------------------------------------------------------

Call your financial advisor or another entity offering the fund for sale with any questions regarding the investment options above.

Certain investment methods may be subject to lower minimum initial and additional investments.

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received by your financial advisor or the entity offering the fund before the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) will be processed at the fund's net asset value as of the close of the exchange on that day. Orders received after the close of the exchange will be processed at the fund's net asset value as of the close of the exchange on the next day the exchange is open. Payment must be made within three business days to Legg Mason.

[icon]  H O W  T O  S E L L  Y O U R  S H A R E S

Redemptions made through entities other than Legg Mason may be subject to transaction fees or other conditions imposed by those entities. Your should consult their program literature for further information.

Any of the following methods may be used to sell your shares:

   -----------------------------------------------------------------------------
   TELEPHONE    Call your Legg Mason financial advisor or entity offering the fund and request a redemption. Please have the following information ready when you call: the name of the fund, the number of shares (or dollar amount) to be redeemed and your shareholder account number.

                Proceeds will be credited to your brokerage account or a check will be sent to you, at your direction, at no charge to you. Wire requests will be subject to a fee of $18. Be sure that your financial advisor has your Bank account information on file.

                The fund will follow reasonable procedures to ensure the validity of any telephone redemption request, such as requesting identifying information from callers or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.
   -----------------------------------------------------------------------------
   MAIL         Send a letter to the fund requesting redemption of your
                shares.  The letter should be signed by all of the owners of the account and their signatures guaranteed without qualification. You may obtain a signature guarantee from most banks or securities dealers.
   -----------------------------------------------------------------------------

Your order will be processed promptly and you will generally receive the proceeds within a week. Fund shares will be sold at the next net asset value calculated after your redemption request is received by your Legg Mason financial advisor or another entity.

Redemptions of shares that were recently purchased by check or acquired through reinvestment of dividends on such shares may be delayed for up to 10 days from the purchase date in order to allow for the check to clear.

Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians.

[icon]  A C C O U N T  P O L I C I E S

CALCULATION OF NET ASSET VALUE:

Net asset value per share is determined daily, as of the close of the New York Stock Exchange on every day the exchange is open. To calculate the fund's share price, the fund's assets are valued and totaled, liabilities are subtracted, and the resulting net assets are divided by the number of shares outstanding. The fund's securities are valued on the basis of market quotations or, lacking such quotations, at fair value as determined under the guidance of the Board of Directors.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the adviser to be the primary market. Securities with remaining maturities of 60 days or less are valued at amortized cost. The fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

OTHER:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason.

If your account falls below $500, the fund may ask you to increase your balance. If, after 60 days, your account is still below $500, the fund may close your account and send you the proceeds.

The fund reserves the right to:

o reject any order for shares or suspend the offering of shares for a period of time
o  change its minimum investment amounts
o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC.

[icon]  S E R V I C E S  F O R  I N V E S T O R S

For further information regarding any of the services below, please contact your financial advisor or other entity offering the fund for sale.

ACCOUNT STATEMENTS:
You will receive from Legg Mason a confirmation after each transaction (except a reinvestment of dividends, capital gain distributions and purchases made through the Future First Systematic Investment Plan or through automatic investments). Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. Legg Mason will send you statements quarterly if you participate in the Future First Systematic Investment Plan or if you purchase shares through automatic investments.

SYSTEMATIC WITHDRAWAL PLAN:
If you are purchasing or already own shares with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50.

EXCHANGE PRIVILEGE:
Fund shares may be exchanged for shares of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. In addition, an exchange of the fund's shares will be treated as a sale of the shares and any gain on the transaction may be subject to tax.

The fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year
o terminate or modify the exchange privilege after 60 days' notice to shareholders

[icon]  D I V I D E N D S  A N D  T A X E S

The fund declares and pays dividends from its net investment income and net short-term capital gain annually. The fund distributes substantially all net capital gain (the excess of net long-term capital gain over net short-term capital loss) after the end of the taxable year in which the gain is realized. A second distribution of net capital gain may be necessary in some years to avoid imposition of a federal excise tax.

Your dividends and distributions will be automatically reinvested in additional shares of the fund. If you wish to receive dividends and/or distributions in cash, you must notify the fund at least 10 days before the next dividend and/or distribution is to be paid.

If the postal or other delivery service is unable to deliver your check, your distribution option will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Fund dividends and distributions are taxable to most investors (other than retirement plans and other tax exempt investors) whether received in cash or reinvested in additional shares of the fund. Dividends of net investment income and any net short-term capital gains will be taxable as ordinary income. Distributions of the fund's net capital gain will be taxable as long-term capital gain, regardless of how long you have held your fund shares.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.

A tax statement is sent to each investor at the end of each year detailing the tax status of your distributions.

The fund will withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund will also withhold 31% of all dividends and capital gain distributions payable to such shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax advisor about federal, state and local tax considerations.

[icon]   F I N A N C I A L  H I G H L I G H T S

The financial highlights table is intended to help you understand the fund's financial performance since its inception. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been audited by the fund's independent accountants, PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is incorporated by reference into the Statement of Additional Information (see back cover) and is included in the annual report. The annual report is available upon request by calling toll-free 1-800-822-5544.


                --------------------------------------------------------
                  Income from Investment           Distributions
                        Operations
---------------------------------------------------------------------------------
For the  Net      Net       Net         Total     From Net   From       Total         Net
Years    Asset    Investme  Realized    From      Investmen  Net        Distribution  Asset
Ended    Value,   Income    &           Investme  Income     Realized                 Value,
Dec. 31, Beginning(Loss)    Unrealized  Operations           Gain on                  End of
         of Year            Gain                             Investments              Year
                            On
                            Investments
--------------------------------------------------------------------------------------------
1998        $16.32   $(.06)      $6.68       $6.62      $--        $(.94)      $(.94) $22.00
                        (b)
--------------------------------------------------------------------------------------------
1997         13.01 (.11)(b)       3.89        3.78       --         (.47)       (.47)  16.32
--------------------------------------------------------------------------------------------
1996         11.17 (.05)(b)       1.96        1.91       --         (.07)       (.07)  13.01
--------------------------------------------------------------------------------------------
1995 (a)     10.00  .06 (b)       1.17        1.23     (.06)         --         (.06)  11.17
--------------------------------------------------------------------------------------------

   Ratios/Supplemental Data

               -------------------------------------------------------------
               Total      Ratio of    Net Investment   Portfolio   Net Assets,
              Return      Expenses    Income (Loss)    Turnover     End of
                %           to       to Average Net    Rate         Year
                          Average      Assets (%)         %       (thousands
                            Net                                      - $)
                         Assets (%)
   -------------------------------------------------------------------------
   1998        41.47%     1.93% (b)    (.89)% (b)        21         $47,089
   -------------------------------------------------------------------------
   1997        29.10      2.00 (b)     (.74) (b)         14           8,093
   -------------------------------------------------------------------------
   1996        17.14      2.00 (b)     (.40) (b)          8           7,327
   -------------------------------------------------------------------------
   1995 (a)    12.29(c)   1.92 (b,d)    1.19 (b,d)        --          5,061
   -------------------------------------------------------------------------

(a) April 17, 1995 (commencement of operations) to December 31, 1995.
(b) Net of fees waived pursuant to a voluntary expense limitation of 1.75% of average daily net assets through September 1, 1995; 2.00% through June 30, 1998 and 1.90% through June 30, 2000. If no fees had been waived, the annualized ratio of expenses to average net assets for the period April 17, 1995 to December 31, 1995 and for the years ended December 31, 1996, 1997 and 1998 would have been 7.89%, 4.96%, 4.04% and 2.71%, respectively.
(c) Not annualized
(d) Annualized

L e g g  M a s o n  F o c u s  T r u s t,  I n c.

The following additional information about the fund is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) - the SAI is filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is considered part of) the prospectus. The SAI provides additional details about the fund and its policies.

ANNUAL AND SEMIANNUAL REPORTS - additional information about the fund's investments is available in the funds' annual and semiannual reports to shareholders. These reports provide detailed information about the fund's portfolio holdings and operating results.

To request the SAI or any reports to shareholders, or to obtain more information:
o     call toll-free 1-800-822-5544
o     visit us on the Internet via http://www.leggmason.com
o     write to us at:   Legg Mason Wood Walker, Incorporated
                        100 Light Street, P.O. Box 1476
                        Baltimore, Maryland 21203-1476

Information about the fund, including the SAI, can be reviewed and copied at the SEC's public reference room in Washington, DC. (phone 1-800-SEC-0330). Reports and other information about the fund are available on the SEC's Internet site at http://www.sec.gov. Investors may also write to: SEC, Public Reference Section, Washington, DC 20549-6009. A fee will be charged for making copies.



LMF-091                                               SEC file number 811-8966

                           LEGG MASON FOCUS TRUST, INC.


                       STATEMENT OF ADDITIONAL INFORMATION



                                   MAY 1, 1999



      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus (dated May 1, 1999), which has been filed with the Securities and Exchange Commission ("SEC"). The fund's annual report is incorporated by reference into this Statement of Additional Information. Copies of either the annual report or the Prospectus are available without charge by writing to or calling the fund's distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason") (address and telephone numbers listed below).






                             LEGG MASON WOOD WALKER,
                                   INCORPORATED
--------------------------------------------------------------------------------

                                 100 LIGHT STREET
                                  P.O. BOX 1476
                            BALTIMORE, MARYLAND 21202
                          (410) 539-0000 (800) 822-5544

      TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----
Description of the Fund
Fund Policies
Investment Strategies and Risks
Management of the Fund
The Fund's Investment Adviser and Manager
The Fund's Distributor
Portfolio Transactions and Brokerage

Additional Purchase and Redemption Information
Valuation of Fund Shares
Additional Tax Information
Tax-Deferred Retirement Plans
Performance Information
Capital Stock Information
The Fund's Custodian and Transfer and Dividend-Disbursing Agent
The Fund's Legal Counsel
The Fund's Independent Accountants
Financial Statements
Appendix A


      No person has been authorized to give any information or to make any representations not contained in the Prospectus or this Statement of Additional Information in connection with the offerings made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and the Statement of Additional Information do not constitute offerings by the Fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                             DESCRIPTION OF THE FUND


      Legg Mason Focus Trust, Inc. is a non-diversified open-end, management investment company. The fund was established as a Maryland corporation on January 27, 1995.


                                  FUND POLICIES



      The fund's investment objective is to seek maximum long-term capital appreciation with minimum long-term risk to principal. The investment restrictions set forth below as well as the fund's investment objective are fundamental policies and may not be changed without the approval of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940 Act ("1940 Act")) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Fund only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's total assets will not be considered a violation.



      The Fund may not:


      (1) Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933;

      (2) Purchase or sell real estate (but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

      (3)   Purchase or sell commodities or commodity contracts;

      (4) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with the Fund's investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

      (5) Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 5% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required;

      (6) Sell securities short or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

      (7)   Invest in puts, calls, straddles or combinations thereof;

      (8) Participate on a joint or joint and several basis in any securities trading account;

      (9) Make investments in securities for the purpose of exercising control;

      (10) Purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 25% of the outstanding voting securities of such issuer;

      (11) Invest more than 25% of the value of its total assets (taken at market value at the time of each investment) in securities of issuers whose principal business activities are in the same industry. For this purpose, "industry" does not include the U.S. Government, its agencies or instrumentalities; or

      (12) Purchase securities of issuers having less than three years' continuous operation, if such purchase would cause the value of the Fund's investments in all such issuers to exceed 5% of the value of its total assets. Such three year periods shall include the operation of any predecessor company or companies.


      For temporary defensive purposes, the fund may temporarily invest up to 100% of its assets in short-term U.S. Government Securities, bank certificates of deposit, prime commercial paper and other high quality short-term fixed income securities and repurchase agreements with respect to those securities.
In addition, the fund may hold cash reserves, when necessary, for anticipated securities purchases and redemptions or temporarily during periods when the adviser believes prevailing market conditions call for a defensive posture. The fund may not achieve its investment objective when so invested.



                         INVESTMENT STRATEGIES AND RISKS
                         -------------------------------


      The investment practices described below, except for the discussion of portfolio loan transactions, are not fundamental and may be changed by the Board of Directors without the approval of the shareholders of the Fund. Shareholders, however, will be notified within thirty (30) days of any changes in the investment policies.

CONVERTIBLE SECURITIES
----------------------

      The Fund may invest in convertible securities. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

      To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

BORROWING
---------

      The Fund has a fundamental policy that it may not borrow money, except (1) from banks for temporary or emergency purposes and not for leveraging or investment and (2) to enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Fund's total assets less liabilities (other than borrowings). In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three business days thereafter or such longer period as the U.S. Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. Investment securities will not be purchased while the Fund has an outstanding borrowing that exceeds 5% of the Fund's net assets.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS
-----------------------------------------------------------------------------

      The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" and "delayed delivery" basis. These transactions involve a commitment by the

Fund to purchase or sell particular securities with payment and delivery taking place at a future date. They involve the risk that the price or yield available in the market may be less favorable than the price or yield available when the delivery takes place. The Fund's when-issued purchases, forward commitments and delayed delivery transactions in total will not exceed 5% of the value of the Fund's net assets. This 5% limitation reflects the value of the underlying obligation together with its initial payment.

      Although the Fund may purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis or purchase securities on a delayed delivery basis, the Fund does not have the current intention of doing so in the foreseeable future. The Fund will normally realize a capital gain or loss in connection with these transactions.

      When the Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund's custodian will maintain in a segregated account: cash, U.S. Government securities or other high grade liquid debt obligations having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

LOANS OF PORTFOLIO SECURITIES
-----------------------------


      The Fund may lend portfolio securities to broker-dealers and financial institutions, although at the present time it has no intention of lending portfolio securities in the foreseeable future. The Fund may lend portfolio securities, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33% of the total assets of the Fund. When the fund loans a security to another party, it runs the risk that the other party will default on its obligation, and that the value of the collateral will decline before the fund can dispose of it.


ILLIQUID SECURITIES
-------------------


      The Fund may invest up to 10% of its net assets in securities that are illiquid. Illiquid securities are assets which may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued by the Fund. Due to the absence of an active trading market, the Fund may experience difficulty in valuing or disposing of illiquid securities. Repurchase agreements with deemed maturities in excess of seven days and certain securities that are not registered under the Securities Act of 1933 but that may be purchased by institutional buyers under SEC Rule 144A (known as "restricted securities") are subject to this 10% limit. The adviser determines the liquidity of the Fund's securities, under supervision of the Board of Directors.



PORTFOLIO TURNOVER
------------------

      The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period.

      The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment. In any event, the annual portfolio turnover for the Fund is not expected to exceed 25%. This relatively low portfolio turnover rate reflects LMFA's buy and hold strategy for the portfolio securities held by the Fund.


      Generally, the Fund will purchase portfolio securities for capital appreciation and not for short-term trading profits. Due to the nature of "focus investing," however, the adviser anticipates that the portfolio turnover levels will be held at low levels. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. Portfolio turnover rates may vary from year to year as well as within a particular year.

REPURCHASE AGREEMENTS
---------------------

      The Fund may enter into repurchase agreements. The Fund may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by LMFA, pursuant to guidelines established by the Fund's Board of Directors. During the term of any repurchase agreement, LMFA will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the 1940 Act to be collateralized loans by the Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements under the 1940 Act will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. The Fund will not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.

      The repurchase price under the repurchase agreements described above generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements are considered loans by the Fund under the 1940 Act.

      The financial institutions with which the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by LMFA. LMFA will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement.

REVERSE REPURCHASE AGREEMENTS
-----------------------------


      The Fund may enter into reverse repurchase agreements but it does not currently have the intention of doing so in the foreseeable future. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account cash, U.S. Government securities or other liquid, high grade debt securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price the Fund is obligated to pay upon their repurchase.


RESTRICTED SECURITIES AND RULE 144A SECURITIES
----------------------------------------------

      Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 (the "1933 Act"). Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Some restricted securities may be illiquid securities.

      The Fund may invest in securities that are exempt under SEC Rule 144A from the registration requirements of the Securities Act of 1933. Those securities, purchased under Rule 144A, are traded among qualified institutional investors and may be subject to the Fund's limitation on illiquid investment.


      Investing in securities under Rule 144A could have the effect of increasing the levels of the Fund's illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities. The Fund will limit its investment in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933 to no more than 10% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Fund's Board of Directors.



FOREIGN SECURITIES
------------------

      While the fund has no present intention to invest in foreign securities, the fund may invest up to 25% of its total assets in foreign securities, either directly or indirectly through the purchase of American Depositary Receipts ("ADRs") or European Depositary Receipts ("EDRs").



      There are certain risks and costs involved in investing in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in U.S. investments. Foreign investments may include additional risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments.

ADRs and EDRs
-------------



      For many foreign securities, there are U.S. dollar-denominated ADRs, which are bought and sold in the U.S. and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in a foreign issuer's stock, the fund may avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for most ADRs. The fund may also invest in EDRs which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security. The fund has no current intention to invest in unsponsored ADRs and EDRs.

SECURITIES OF OTHER INVESTMENT COMPANIES
----------------------------------------

      The fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. The fund may invest up to 10% of its total assets in shares of investment companies and up to 5% of its total assets in any one investment company so long as the investment does not represent more than 3% of the voting stock of the acquired investment company. Investments in other investment companies will cause the fund (and, indirectly the shareholders) to bear proportionately the costs incurred in connection with the investment companies' operations.


OTHER INVESTMENTS
-----------------


      Even though the fund's policy is to remain substantially invested in common stocks or securities convertible into common stock it may invest in non-convertible preferred stock and non-convertible debt securities. Investments in debt securities will be rated investment grade.


      Subject to prior disclosure to shareholders, the Board of Directors may, in the future, authorize the Fund to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                              MANAGEMENT OF THE FUND


      The Fund's officers are responsible for the operation of the Fund under the direction of the Board of Directors. The officers and directors of the Fund, their date of birth and their principal occupations during the past five years are set forth below. An asterisk (*) indicates officers and/or directors who are "interested persons" of the Fund as defined by the 1940 Act. The business address of each officer and director is 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.


      JOHN F. CURLEY, JR.* [7/24/39], Chairman of the Board and Director; President and/or Chairman of the Board and Director/Trustee of nine Legg Mason funds; Retired Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Inc. Formerly: Director of Legg Mason Fund Adviser, Inc. and

Western Asset Management Company (each a registered investment adviser); Officer and/or Director of various other affiliates of Legg Mason, Inc.


      RICHARD G. GILMORE [6/9/27], Director; 948 Kennett Way, West Chester, Pennsylvania. Independent Consultant; Director of CSS Industries, Inc. (diversified holding company whose subsidiaries are engaged in the manufacture and sale of decorative paper products, business forms, and specialty metal packaging); Director of PECO Energy Company (formerly Philadelphia Electric Company); Director/Trustee of all Legg Mason funds. Formerly: Senior Vice President and Chief Financial Officer of Philadelphia Electric Company (now PECO Energy Company); Executive Vice President and Treasurer, Girard Bank, and Vice President of its parent holding company, the Girard Company; and Director of Finance, City of Philadelphia.

      ARNOLD L. LEHMAN [7/18/44], Director; 200 Eastern Parkway, Brooklyn, New York. Director of the Brooklyn Museum of Art; Director/Trustee of all Legg Mason funds. Formerly: Director of the Baltimore Museum of Art.

     JILL E. McGOVERN [8/29/44], Director, 400 Seventh Street, N.W., Washington, DC. Chief Executive Officer of the Marrow Foundation. Director/Trustee of all Legg Mason funds. Formerly: Executive Director of the Baltimore International Festival (January 1991-March 1993), and Senior Assistant to the President of The Johns Hopkins University (1986-1991).

     T.A. RODGERS [10/22/34], Director; 2901 Boston Street, Baltimore, Maryland. Principal, T.A. Rodgers & Associates (management consulting); Director/Trustee of all Legg Mason funds. Formerly: Director and Vice President of Corporate Development, Polk Audio, Inc. (manufacturer of audio components).


      The executive officers of the Fund are:

     EDWARD A. TABER, III* [8/25/43], President; Senior Executive Vice President of Legg Mason, Inc. and Legg Mason Wood Walker, Inc.; Vice Chairman and Director of Legg Mason Fund Adviser, Inc.; President and/or Director/Trustee of seven other Legg Mason funds. Formerly: Executive Vice President of T. Rowe Price-Fleming International, Inc. (1986-1992) and Director of the Taxable Fixed Income Division at T. Rowe Price Associates, Inc. (1973-1992).


      MARIE K. KARPINSKI* [1/1/49], Vice President and Treasurer; Treasurer of Legg Mason Fund Adviser, Inc.; Vice President and Treasurer of all Legg Mason funds, Bartlett Capital Trust and LM Institutional Fund Advisors I and II, Inc.; Vice President of Legg Mason Wood Walker, Inc.

      KATHI D. BAIR* [12/15/64], Secretary; Secretary of the Legg Mason funds, Bartlett Capital Trust and LM Institutional Fund Advisors II, Inc.; Assistant Treasurer of three Legg Mason funds; employee of Legg Mason Wood Walker, Inc. since March 1988.


     W. SHANE HUGHES* [4/24/68], Assistant Secretary; employee of Legg Mason Wood Walker, Inc. since May 1997. Formerly: Supervisor, C. W. Amos & Co. (regional public accounting firm) (1990-1996).

     The Nominating Committee of the Board of Directors is responsible for the selection and nomination of disinterested directors. The Committee is composed of Messrs. Gilmore, Lehman, Rodgers and Dr. McGovern.


      Officers and directors of the Fund who are "interested persons" of the Fund, as defined in the 1940 Act, receive no salary or fees from the Fund. Each Director of the Fund who is not an interested person of the Fund ("Independent Director") receives an annual retainer and a per meeting fee based on the average net assets of the Fund at December 31 of the previous year.

      As of April 1, 1999, the directors and officers of the Fund beneficially owned in the aggregate less than 1% of the Fund's outstanding shares. As of April 1, 1999, the following persons owned of record or beneficially 5% or more of the outstanding voting shares of the Fund.


Name & Address                           Percentage
--------------                           ----------
Charles Schwab & Co., Inc.                        %
San Francisco, CA

      The following table provides certain information relating to the compensation of the Fund's directors for the fiscal year ended December 31, 1998. None of the Legg Mason funds has any retirement plan for its directors.

COMPENSATION TABLE

                                                       TOTAL COMPENSATION FROM
NAME OF PERSON AND          AGGREGATE COMPENSATION     FUND AND FUND COMPLEX
POSITION                    FROM FUND*                 PAID TO DIRECTORS**
---------                   ----------                 -------------------

John  F. Curley, Jr. - Director        None                       None
Richard G. Gilmore - Director          $680                    $35,100
Arnold L. Lehman - Director            $680                    $30,600
Jill E. McGovern - Director            $680                    $35,100
T. A. Rodgers - Director               $680                    $35,100

* Represents fees paid to each director during the fiscal year ended December 31, 1998.

** Represents aggregate compensation paid to each director during the year ended December 31, 1998. There are eleven open-end investment companies in the Legg Mason Complex (with a total of twenty funds).


                    THE FUND'S INVESTMENT ADVISER AND MANAGER


      Legg Mason Fund Adviser, Inc. ("LMFA"), a Maryland Corporation, is located at 100 Light Street, Baltimore, Maryland 21202. LMFA is a wholly owned subsidiary of Legg Mason, Inc., which is also the parent of Legg Mason. LMFA serves as manager and investment adviser to the Fund under an Investment Advisory and Management Agreement with the Fund ("Investment Advisory and Management Agreement"). The Investment Advisory and Management Agreement was approved by the Directors, including a majority who are not "interested persons" of the Fund or LMFA, on May 11, 1998 and by the shareholders on June 24, 1998. From June 27, 1997 to June 30, 1998, Focus Capital Advisory, L.P. served as the Fund's investment adviser under an investment advisory agreement with the Fund. Prior to June 27, 1997, Lloyd, Leith & Sawin, Inc. served as the Fund's investment adviser under an investment advisory agreement with the Fund.


      The Investment Advisory and Management Agreement provides that, subject to overall direction by the Fund's Board of Directors, LMFA manages or oversees the investment and other affairs of the Fund. LMFA is responsible for managing the Fund consistent with the Fund's investment objective and policies described in its Prospectus and this Statement of Additional Information. LMFA also is obligated to (a) furnish the Fund with office space and executive and other personnel necessary for the operation of the Fund; (b) supervise all aspects of the Fund's operations; (c) bear the expense of certain informational and purchase and redemption services to the Fund's shareholders; (d) arrange, but not pay for, the periodic updating of prospectuses, proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the Fund's officers and directors. LMFA and its affiliates pay all compensation of directors and officers of the Fund who are officers, directors or employees of LMFA. The Fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing and printing prospectuses, proxy statements and reports to shareholders and of distributing them to existing shareholders, custodian charges, transfer agency fees, distribution fees to Legg Mason, the Fund's distributor, compensation of the independent directors, legal and audit expenses, insurance expense, shareholder meetings, proxy solicitations, expenses of registering and qualifying Fund shares for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations. The Fund also is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Fund may also have an obligation to indemnify its directors and officers with respect to litigation.


      LMFA receives for its services to the Fund a management fee, calculated daily and payable monthly. LMFA receives from the Fund a management fee at an annual rate of 0.70% of the average daily net assets of the Fund. LMFA has agreed to waive its fees to the extent necessary to limit the Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) to 1.90% of average net assets until at least June 30, 2000.



      For the period June 30, 1998 through December 31, 1998, LMFA was entitled to receive advisory fees of $107,897. However, LMFA waived all of its fees.
For the period June 28, 1997 through June 30, 1998, Focus Capital Advisory, L.P. served as the Fund's investment adviser. For that period, the adviser was entitled to receive advisory fees of $26,721. However, the adviser agreed to waive its fees and reimburse expenses so that the Fund's annual operating expenses would not exceed 2.00%. Prior to June 28, 1997, Lloyd, Leith & Sawin, Inc. served as investment adviser to the Fund. For the fiscal year ended December 31, 1996 and the period January 1, 1997 through June 27, 1997, Lloyd, Leith & Sawin, Inc. was entitled to receive advisory fees of $43,364, and $26,527, respectively. However, Lloyd, Leith & Sawin, Inc. waived its fees to reimburse the Fund for expenses so that the Fund's expenses would not exceed 2.00%.


      Under the Investment Advisory and Management Agreement, the Fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated, or until the right is withdrawn in writing by LMFA.

      Under the Investment Advisory and Management Agreement, LMFA will not be liable for any error of judgment or mistake of law or for any loss by the Fund in connection with the performance of the Investment Advisory and Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the Agreement.


      The Investment Advisory and Management Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Fund's Board of Directors, by vote of a majority of the Fund's outstanding voting securities, or by LMFA, on not less than 60 days' notice to the other party to the Agreement, and may be terminated immediately upon the mutual written consent of all parties to the Agreement.


      To mitigate the possibility that the Fund will be affected by personal trading of employees, the Fund and LMFA have adopted policies that restrict securities trading in the personal accounts of portfolio managers and others who normally come into advance possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

                              THE FUND'S DISTRIBUTOR


      Legg Mason Wood Waller, Incorporated, 100 Light Street, Baltimore, Maryland, acts as distributor of the Fund's shares pursuant to an Underwriting Agreement with the Fund. The Underwriting Agreement obligates Legg Mason to promote the sale of Fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the Fund's expense), and for supplementary sales literature and advertising costs.

      The Fund has adopted a Distribution Plan ("Plan") which, among other things, permits the Fund to pay Legg Mason fees for its services related to sales and distribution of shares and the provision of ongoing services to Fund shareholders. Under the Plan, the aggregate fees may not exceed an annual rate of 1.00% of the Fund's average daily net assets. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses.

      The Plan was approved by the shareholders on June 24, 1998. The Plan makes clear that, of the aggregate 1.00% fees, 0.75% is paid for distribution services and 0.25% is paid for ongoing services to shareholders. The Plan also specifies that the Fund may not pay more in cumulative distribution fees than 6.25% of total new gross assets attributable to Fund shares, plus interest, as specified in the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD"). Legg Mason may pay all or a portion of the fee to its financial advisors. The Plan was approved on May 11, 1998 by the Board of Directors of the Fund including a majority of the directors who are not "interested persons" of the Fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Directors").

      In approving the Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plan would benefit the Fund and its shareholders. The directors considered, among other things, the extent to which the potential benefits of the Plan to the Fund's shareholders could offset the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the Fund's shares would be likely to maintain or increase the amount of compensation paid by the Fund to LMFA.

      In considering the cost of the Plan, the directors gave particular attention to the fact that any payments made by the Fund to Legg Mason under the Plan would increase the Fund's level of expenses in the amount of such payments. Further, the directors recognized that LMFA would earn greater management fees if the Fund's assets were increased, because such fees are calculated as a percentage of the Fund's assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

      Among the potential benefits of the Plan, the directors noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to the Fund's shares and to maintain and enhance the level of services they provide to the Fund's shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the Fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by the Fund in connection with the Plan. Furthermore, the investment management of the Fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

      The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting shares. Any change in the Plan that would materially increase the distribution cost to a Fund requires shareholder approval; otherwise the Plan may be amended by the directors, including a majority of the 12b-1 Directors, as previously described.

      In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the Fund's Board of Directors, and the directors will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of the Independent Directors will be committed to the discretion of such Independent Directors.


      Prior to the approval of the Plan by shareholders on June 24, 1998, the Fund had no distribution plan. For the period June 30, 1998 to December 31, 1998, Legg Mason was entitled to receive distribution and service fees of $95,814; however, Legg Mason waived $12,830 of these fees.


                       PORTFOLIO TRANSACTIONS AND BROKERAGE



      Under the Investment Advisory and Management Agreement with the Fund, LMFA is responsible for the execution of the Fund's portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher brokerage commissions to brokers who provide research and analysis. The Fund may not always pay the lowest commission or spread available. Rather, in placing orders for the Fund LMFA also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below), and any risk assumed by the executing broker.

      Consistent with the policy of most favorable price and execution, LMFA may give consideration to research, statistical and other services furnished by brokers or dealers to LMFA for its use, may place orders with brokers who provide supplemental investment and market research and securities and economic analysis and may pay to these brokers a higher brokerage commission than may be charged by other brokers. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to LMFA in connection with services to clients other than the Fund whose brokerage generated the service. LMFA's fee is not reduced by reason of its receiving such brokerage and research services.

      While in the future the Fund may use Legg Mason as broker for agency transactions in listed and over-the-counter securities, the Fund has no intention of doing so prior to June 30, 2000.


      For the fiscal years ended December 31, 1998, 1997 and 1996, the fund incurred aggregate brokerage commissions of $28,298, $9,663 and $8,781, respectively. The increase in total commissions paid in fiscal year 1998 was due to the growth in assets from July 1998 through December 1998 when LMFA became the fund's investment adviser.


      Except as permitted by SEC rules or orders, the Fund may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. The Fund's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in certain underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit the Fund's investment in the amount of securities of any class of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that: the Fund together with all other registered investment companies having the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, the Fund may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter for those securities.

      Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from executing transactions on an exchange for its affiliates, such as the Fund, unless the affiliate expressly consents by written contract. The Fund's Investment Advisory and Management Agreement expressly provides such consent.

      Investment decisions for the Fund are made independently from those of other funds and accounts advised by LMFA. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

                  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


      Clients of certain institutions that maintain omnibus accounts with the fund's transfer agent may obtain shares through those institutions. Such institutions may receive payments from the Fund's distributor for account servicing, and may receive payments from their clients for other services performed. Investors can purchase fund shares from Legg Mason without receiving or paying for such other services.


Future First Systematic Investment Plan and Transfer of Funds from Financial Institutions

      If you invest in the Fund, the Prospectus explains that you may buy shares through the Future First Systematic Investment Plan. Under this plan you may arrange for automatic monthly investments in Fund shares of $50 or more by authorizing the Fund's transfer agent to transfer funds each month from your Legg Mason account or from your checking account to be used to buy Fund shares at the per share net asset value determined on the day the funds are sent from your bank. You will receive a quarterly account statement. You may terminate the Future First Systematic Investment Plan at any time without charge or penalty. Forms to enroll in the Future First Systematic Investment Plan are available from any Legg Mason or affiliated office.

      Investors in Fund shares may also buy Fund shares through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow the investor, on a pre-authorized basis, to have $50 or more automatically transferred monthly for investment in shares of the Fund to:

Legg Mason Wood Walker, Incorporated
Funds Processing
P.O. Box 1476
Baltimore, Maryland 21203-1476

      If the investor's check is not honored by the institution it is drawn on, the investor may be subject to extra charges in order to cover collection costs. These charges may be deducted from the investor's shareholder account.

Systematic Withdrawal Plan

      If you own Fund shares with a net asset value of $5,000 or more, you may also elect to make systematic withdrawals from your Fund account of a minimum of $50 on a monthly basis. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. The Systematic Withdrawal Plan is not currently available for shares held in an Individual Retirement Account ("IRA"), Simplified Employee Pension Plan ("SEP"), Savings Incentive Match Plan for Employees ("SIMPLE") or other qualified retirement plan. You may change the monthly amount to be paid to you without charge not more than once a year by notifying Legg Mason or the affiliate with which you have an account. Redemptions will be made at the Fund shares' net asset value per share determined as of the close of regular trading of the New York Stock Exchange ("Exchange") (normally 4:00 p.m., Eastern time) ("close of the Exchange") on the first day of each month. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading of the Exchange on the preceding business day. The check for the withdrawal payment will usually be mailed to you on the next business day following redemption. If you elect to participate in the Systematic Withdrawal Plan, dividends and other distributions on all Fund shares in your account must be automatically reinvested in Fund shares. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The Fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

      Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and distributions, the amount of your original investment may be correspondingly reduced.

      Ordinarily, you should not purchase additional shares of the Fund if you maintain a Systematic Withdrawal Plan, because you may incur tax liabilities in connection with such purchases and withdrawals. The Fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First Systematic Investment Plan.

Other Information Regarding Redemption

      The date of payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended, by the Fund or its distributor except (i) for any period during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the Fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset value not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the Fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

      The Fund reserves the right, under certain conditions, to honor any request or combination of requests for redemption from the same shareholder in any 90-day period, totaling $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. The Fund does not redeem "in kind" under normal circumstances, but would do so where LMFA determines that it would be in the best interests of the Fund's shareholders as a whole.

                             VALUATION OF FUND SHARES

      Net asset value of a Fund share is determined daily as of the close of the Exchange, on every day the Exchange is open, by dividing the value of the total assets, less liabilities, by the number of shares outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. As described in the Prospectus, securities for which market quotations are readily available are valued at current market value. Securities traded on an exchange or NASDAQ Stock Market securities are normally valued at last sale prices. Other over-the-counter securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. Securities with remaining maturities of 60 days or less are valued at amortized cost. Securities and other assets quoted in foreign currencies will be valued in U.S. dollars based on the currency exchange rates prevailing at the time of the valuation. All other securities are valued at fair value as determined by or under the direction of the Fund's Board of Directors. Premiums received on the sale of call options are included in the net asset value of the Fund, and the current market value of options sold by the Fund will be subtracted from its net assets.

                           ADDITIONAL TAX INFORMATION

         The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state, local or foreign taxes that may apply to them.

GENERAL

         To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If the fund failed to qualify for treatment as a RIC for any taxable year, (i) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (ii) the shareholders would treat all those distributions, including distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund would be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         If fund shares are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution.

         The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. For this and other purposes, dividends and other distributions declared by the fund in December of any year and payable to its shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the distributions are paid by the fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

         A portion of the dividends from the fund's investment company taxable income (whether paid in cash or reinvested in fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the fund from domestic corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions of net capital gain do not qualify for the dividends-received deduction.

FOREIGN SECURITIES

         Foreign Taxes. Interest and dividends received by the fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         Passive Foreign Investment Companies. The fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly or constructively, at least 10% of that voting power) as to which the fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

         If the fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         The fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the fund's adjusted basis therein as of the end of that year. Pursuant to the election, the fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the fund for prior taxable years. The fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs).

ORIGINAL ISSUE DISCOUNT AND PAY-IN-KIND SECURITIES

         The fund may purchase zero coupon or other debt securities issued with original issue discount ("OID"). As a holder of those securities, the fund must include in its income the OID that accrues thereon during the taxable year, even if it receives no corresponding payment on the securities during the year. Similarly, the fund must include in its gross income securities it receives as "interest" on pay-in-kind securities. Because the fund annually must distribute substantially all of its investment company taxable income, including any OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The fund may realize capital gains or losses from those dispositions, which would increase or decrease its investment company taxable income and/or net capital gain.

                          TAX-DEFERRED RETIREMENT PLANS

         Investors may invest in fund shares through IRAs, SEPs, SIMPLEs and other qualified retirement plans. In general, income earned through the investment of assets of qualified retirement accounts and plans is not taxed to the beneficiaries thereof until the income is distributed to them. Investors who are considering establishing such a plan should consult their attorneys or other tax advisors with respect to individual tax questions. Please contact Legg Mason or your affiliated financial advisor for further information with respect to these plans.

INDIVIDUAL RETIREMENT ACCOUNTS - IRAS

         Traditional IRA. Certain investors may obtain tax advantages by establishing an IRA. Specifically, except as noted below, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan, or if either you or your spouse is an active participant in such a plan and your adjusted gross income does not exceed a certain level, then each of you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of 100% of your earned income or $2,000. However, a married investor who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed $150,000) is not affected by the spouse's active participant status. In addition, if your spouse is not employed and you file a joint return, you may establish a separate IRA for your spouse and contribute up to a total of $4,000 to the two IRAs, provided that the contribution to either does not exceed $2,000. If your employer's plan qualifies as a SIMPLE, permits voluntary contributions and meets certain requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions.

         Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in Fund shares through non-deductible IRA contributions, up to certain limits, because all dividends and other distributions on your shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than the end of the taxable year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, where the distribution is rolled over into another qualified plan or certain other situations.

         Roth IRA. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute up to $2,000 per tax year to a Roth IRA. In addition, for a shareholder whose adjusted gross income does not exceed $100,000 (or is not married filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the shareholder's traditional IRAs may be converted to a Roth IRA; these rollover distributions and conversions are, however, subject to federal income tax.

         Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

         Education IRA. Although not technically for retirement savings, Education IRAs provide a vehicle for saving for a child's higher education. An Education IRA may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute to an Education IRA, provided that no more than $500 may be contributed for any year to Education IRAs for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified higher education expenses of the beneficiary (or transferred to an Education IRA of a qualified family member).

SIMPLIFIED EMPLOYEE PENSION PLAN - SEP

         Legg Mason also makes available to corporate and other employers a SEP for investment in Fund shares.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES - SIMPLE

         An employer with no more than 100 employees that does not maintain another retirement plan may establish a SIMPLE either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans, will allow certain employees to make elective contributions of up to $6,000 per year and will require the employer to make matching contributions up to 3% of each such employee's salary or a 2% non-elective contribution.

         Withholding at the rate of 20% is required for federal income tax purposes on distributions eligible for rollover (which excludes, for example, certain periodic payments) from the foregoing retirement plans (except IRAs and
SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax advisor for further information.

                             PERFORMANCE INFORMATION

GENERAL

      From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

      From time to time, the total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

TOTAL RETURN CALCULATION

      Current yield and total return quotations used by the Fund are based on standardized methods of computing performance mandated by SEC Rules. As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each period and deduction of applicable charges and fees. This calculation can be expressed as follows:

Average Annual Total Return = P(1+T)/n/ = ERV


Where:            ERV   =  ending  redeemable  value  at the end of the period
                        covered by the computation of a hypothetical $1,000 at the payment made beginning of the period.
                      P = hypothetical initial payment of $1,000.
                      N = period covered by the computation, expressed in terms
                        of years.
                      T = average annual total return


      The Fund computes its aggregate total return by determining the aggregate compounded rate of return during the specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return = [ (ERV) - 1 ]
                          ----
                           P
Where:            ERV  = ending redeemable value at the end of the period
                       covered by the computation of a hypothetical $1,000
                       payment made at the beginning of the period.
                  P    = hypothetical initial payment of $1,000.


      The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Based upon the foregoing calculations, the average annual total return for the Fund for the period April 17, 1995 (commencement of operations) through December 31, 1998 was 26.72%. For the fiscal year ended December 31, 1998, the annual total return for the Fund was 41.47%.


      Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

PERFORMANCE AND ADVERTISEMENTS

      From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

      The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three, five and ten year periods. Ranks are not absolute or necessarily predictive of future performance.

      In assessing such comparisons of total return, or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to those of the Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures.


                            CAPITAL STOCK INFORMATION

      The fund has authorized capital of 100 million shares of common stock, par value $0.001 per share and may issue additional series of shares. The fund currently offers one class of shares. Shareholders are entitled to one vote per share and fractional votes for fractional shares held. Voting rights are not cumulative. All shares of the fund are fully paid and nonassessable and have no preemptive or conversion rights.




         THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT


      State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts, serves as custodian for the fund's assets. The custodian acts as the fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the fund's request and maintains records in connection with its duties.


      Boston Financial Data Services ("BFDS"), P.O. Box 953, Boston, Massachusetts, 02103, serves as transfer and dividend-disbursing agent, and administrator of various shareholder services. Legg Mason assists BFDS with certain of its duties as transfer agent and receives compensation from BFDS for its services. Shareholders who request an historical transcript of their account will be charged a fee based upon the number of years researched. The Fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.


                             THE FUND'S LEGAL COUNSEL

      Kirkpatrick & Lockhart LLP, 1800 Massachusetts Ave., N.W., Washington, D.C. 20036, serves as counsel to the Fund.

                        THE FUND'S INDEPENDENT ACCOUNTANTS


      PricewaterhouseCoopers LLP, 250 W. Pratt St., Baltimore, Maryland, has been selected by the Directors to serve as independent accountants for the Fund.


                               FINANCIAL STATEMENTS


      Focus Trust's Financial Statements, including the notes thereto, dated as of December 31, 1998, and the report of PricewaterhouseCoopers LLP therein are incorporated herein by reference to Focus Trust's 1998 Annual Report to Shareholders.

                                    APPENDIX A

                              RATINGS OF SECURITIES

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")
CORPORATE BOND RATINGS:

      Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa -Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

      A-Bonds which are rated A possess many favorable investment attributes and are to be considered upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa-Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

      Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
      C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S ("S&P") CORPORATE BOND RATINGS:

      AAA-This is the highest rating assigned by S&P to an obligation and indicates an extremely strong capacity to pay principal and interest.

      AA -Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

      A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

      BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

      BB, B, CCC, CC-Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

      D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                        Legg Mason Focus Trust, Inc.

                         PART C. OTHER INFORMATION
                         -------------------------
Item 23.  Exhibits

      (A)   Articles of Incorporation 1/
      (B)   By-Laws 1/


      (C) Specimen security -- not applicable.
      (D) Investment Advisory and Management Agreement -- filed herewith
      (E) Underwriting Agreement -- filed herewith
      (F) Bonus, profit sharing or pension plans -- none.
      (G) Custody Agreement 1/
      (H)   (i)   Transfer Agent Services Agreement 1/
      (I) Opinion and consent of counsel -- Incorporated herein by reference to the Rule 24f-2 Notice, filed electronically on behalf of Focus Trust, Inc. on February 27, 1997.
      (J) Other opinions, appraisals, rulings and consents -- Accountants' consent -- filed herewith.
      (K)     Financial statements omitted from Item 23 -- none.
      (L)     Agreement for providing initial capital 1/
      (M)     Plan pursuant to Rule 12b-1 -- filed herewith
      (N)(27) Financial Data Schedule -- - filed herewith
      (O)     Plan Pursuant to Rule 18f-3 -- none.

---------------
1/ Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 2 to the registration statement of Focus Trust, Inc., as electronically filed on April 29, 1996.


Item 24. Persons Controlled by or under Common Control with Registrant


      None.




Item 25.  Indemnification

      This item is incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 5 to the registration statement of Focus Trust, Inc., SEC File No. 33-89090, as electronically filed on April 29, 1998.


Item 26. Business and Connections of Investment Adviser

      Legg Mason Fund Adviser, Inc. ("LMFA"), is a registered investment adviser incorporated on January 20, 1982. LMFA is engaged primarily in the investment advisory business. It serves as manager and/or investment adviser to seventeen open-end investment companies or portfolios. Information as to the officers and directors of LMFA is included in its Form ADV filed June 24, 1998 with the Securities and Exchange Commission (Registration Number 801-16958) and is incorporated herein by reference.

Item 27. Principal Underwriters

----------------------


(a)   Legg Mason Value Trust, Inc.
      Legg Mason Total Return Trust, Inc.
      Legg Mason Special Investment Trust, Inc.
      Legg Mason Tax-Exempt Trust, Inc.
      Legg Mason Cash Reserve Trust
      Legg Mason Income Trust, Inc.
      Legg Mason Global Trust, Inc.
      Legg Mason Tax-Free Income Fund
      Legg Mason Investors Trust, Inc.
      Legg Mason Light Street Trust, Inc
      LM Institutional Fund Advisors I, Inc.
      LM Institutional Fund Advisors II, Inc.


(b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

   Name and Principal       Position and Offices With Positions and Offices With
   Business Address*        Underwriter - LMWW        Registrant
   ------------------       ------------------------- --------------------------
   Raymond A. Mason         Chairman of the Board     None

   John F. Curley, Jr.      Retired Vice Chairman of  Chairman of the
                            the Board                 Board and Director

   James W. Brinkley        President and Director    None
   Edmund J. Cashman, Jr.   Senior Executive Vice     None
                            President and Director
   Richard J. Himelfarb     Senior Executive Vice     None
                            President and Director
   Edward A. Taber, III.    Senior Executive Vice     President
                            President and Director
   Robert A. Frank          Executive Vice President  None
                            and Director
   Robert G. Sabelhaus      Executive Vice President  None
                            and Director
   Charles A. Bacigalupo    Senior Vice President,    None
                            Secretary and Director
   F. Barry Bilson          Senior Vice President     None
                            and Director
   Thomas M. Daly, Jr.      Senior Vice President     None
                            and Director
   Jerome M. Dattel         Senior Vice President     None
                            and Director
   Robert G. Donovan        Senior Vice President     None
                            and Director
   Thomas E. Hill           Senior Vice President     None
   One Mill Place           and Director
   Easton, MD  21601
   Arnold S. Hoffman        Senior Vice President     None
   1735 Market Street       and Director
   Philadelphia, PA  19103
   Carl Hohnbaum            Senior Vice President     None
   24th Floor               and Director
   Two Oliver Plaza
   Pittsburgh, PA  15222
   William B. Jones, Jr.    Senior Vice President     None
   1747 Pennsylvania Ave.,  and Director
   N.W.
   Washington, D.C.  20006
   Laura L. Lange           Senior Vice President     None
                            and Director
   Marvin H. McIntyre       Senior Vice President     None
   1747 Pennsylvania Ave.,  and Director
   N.W.
   Washington, D.C.  20006
   Mark I. Preston          Senior Vice President     None
                            and Director
   Joseph Sullivan          Senior Vice President     None
                            and Director

   Name and Principal       Position and Offices With Positions and Offices With
   Business Address*        Underwriter - LMWW        Registrant
   ------------------       ------------------------- --------------------------
   M. Walter D'Alessio, Jr. Director                  None
   1735 Market Street
   Philadelphia, PA  19103
   W. William Brab          Senior Vice President     None
   Deepak Chowdhury         Senior Vice President     None
   255 Alhambra Circle
   Coral Gables, FL  33134
   Harry M. Ford, Jr.       Senior Vice President     None
   Dennis A. Green          Senior Vice President     None
   William F. Haneman, Jr.  Senior Vice President     None
   One Battery Park Plaza
   New York, NY  10005
   Theodore S. Kaplan       Senior Vice President     None
                            and General Counsel
   Seth J. Lehr             Senior Vice President     None
   1735 Market Street
   Philadelphia, PA  19103
   Horace M. Lowman, Jr.    Senior Vice President     None
                            and Asst. Secretary
   Robert L. Meltzer        Senior Vice President     None
   One Battery Park Plaza
   New York, NY  10004
   Jonathan M. Pearl        Senior Vice President     None
   1777 Reisterstown Road
   Pikesville, MD  21208
   John A. Pliakas          Senior Vice President     None
   125 High Street
   Boston, MA  02110
   Gail Reichard            Senior Vice President     None
   Timothy C. Scheve        Senior Vice President     None
                            and Treasurer
   Elisabeth N. Spector     Senior Vice President     None
   Robert J. Walker, Jr.    Senior Vice President     None
   200 Gibraltar Road
   Horsham, PA  19044
   William H. Bass, Jr.     Vice President            None
   Nathan S. Betnun         Vice President            None
   John C. Boblitz          Vice President            None
   Andrew Bowden            Vice President            None
   D. Stuart Bowers         Vice President            None
   Edwin J. Bradley, Jr.    Vice President            None

   Name and Principal       Position and Offices With Positions and Offices With
   Business Address*        Underwriter - LMWW        Registrant
   ------------------       ------------------------- --------------------------
   Scott R. Cousino         Vice President            None
   Joseph H. Davis, Jr.     Vice President            None
   1735 Market Street
   Philadelphia, PA  19380
   Terrence R. Duvernay     Vice President            None
   1100 Poydras Street
   New Orleans, LA  70163
   John R. Gilner           Vice President            None
   Richard A. Jacobs        Vice President            None
   C. Gregory Kallmyer      Vice President            None
   Edward W. Lister, Jr.    Vice President            None
   Marie K. Karpinski       Vice President            Vice President and
                                                       Treasurer
   Mark C. Micklem          Vice President            None
   1747 Pennsylvania Ave.
   Washington, D.C.  20006
   Hance V. Myers, III      Vice President            None
   1100 Poydras Street
   New Orleans, LA  70163
   Gerard F. Petrik, Jr.    Vice President            None
   Douglas F. Pollard       Vice President            None
   K. Mitchell Posner       Vice President            None
   1735 Market Street
   Philadelphia, PA  19103
   Carl W. Reidy, Jr.       Vice President            None
   Jeffrey W. Rogatz        Vice President            None
   Thomas E. Robinson       Vice President            None
   Douglas M. Schmidt       Vice President            None
   Robert W. Schnakenberg   Vice President            None
   1111 Bagby Street
   Houston, TX  77002
   Henry V. Sciortino       Vice President            None
   1735 Market Street
   Philadelphia, PA  19103
   Chris Scitti             Vice President            None
   Eugene B. Shepherd       Vice President            None
   1111 Bagby Street
   Houston, TX  77002-2510
   Lawrence D. Shubnell     Vice President            None
   Alexsander M. Stewart    Vice President            None
   One World Trade Center
   New York, NY  10048

   Name and Principal       Position and Offices With Positions and Offices With
   Business Address*        Underwriter - LMWW        Registrant
   ------------------       ------------------------- --------------------------
   Robert S. Trio           Vice President            None
   1747 Pennsylvania Ave.,
   N.W.
   Washington, D.C.  20006
   William A. Verch         Vice President            None
   Lewis T. Yeager          Vice President            None

   ---------------------
      * All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.
(c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.


   Item 28.  Location of Accounts and Records

   State Street Bank and Trust Company
   P.O. Box 1713
   Boston, Massachusetts 02105

   Item 29.  Management Services


   None.


   Item 30.  Undertakings

      None

                                  SIGNATURE PAGE

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 1st day of March, 1999.

                                    Legg Mason Focus Trust, Inc.



                                    By:  /s/ Marie K. Karpinski
                                         ----------------------------
                                         Marie K. Karpinski
                                         Vice President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

      Signature              Title                 Date
      ---------              -----                 -----

   /s/ John F. Curley, Jr.*   Director               March 1, 1999
   ------------------------
   John F. Curley, Jr.

   /s/ Richard G. Gilmore*    Director               March 1, 1999
   -----------------------
   Richard G. Gilmore

   /s/ Arnold L. Lehman**     Director               March 1, 1999
   ----------------------
   Arnold L. Lehman

   /s/  Jill E. McGovern*     Director               March 1, 1999
   ----------------------
   Jill E. McGovern

   /s/  T.A. Rodgers*         Director               March 1, 1999
   ----------------------
   T.A. Rodgers

*Signatures affixed by Marie K. Karpinski pursuant to a power of attorney dated June 25, 1998, filed herewith.
**Signatures affixed by Marie K. Karpinski pursuant to a power of attorney dated June 24, 1998, filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director of the following investment company:

                           LEGG MASON FOCUS TRUST, INC.

plus any other investment companies for with Legg Mason Fund Adviser, Inc. acts as investment adviser or manager or for which the undersigned individual serves as Director ("Funds"), hereby severally constitute and appoint each of Marie K. Karpinski, Arthur J. Brown and Arthur C. Delibert my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Pre-effective Amendments to any Registration Statements of the Funds, any and all Registration Statements on Form N-1A, any supplements or other instruments in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his or her substitute may do or cause to be done by virtue hereof.

WITNESS my hand as of the date set forth below.

SIGNATURE                                 DATE

/s/ John F. Curley, Jr.                         June 25, 1998
-------------------------------
John F. Curley, Jr.

/s/ Richard G. Gilmore                          June 25, 1998
-------------------------------
Richard G. Gilmore

---------------------------------               June ____ , 1998
Arnold L. Lehman

/s/ Jill E. McGovern                            June 25, 1998
--------------------------------
Jill E. McGovern

/s/ T. A. Rodgers                               June 25, 1998
-------------------------------
T.A. Rodgers

                                POWER OF ATTORNEY

I, the undersigned Director of the following investment company:

                           LEGG MASON FOCUS TRUST, INC.

plus any other investment companies for with Legg Mason Fund Adviser, Inc. acts as investment adviser or manager or for which the undersigned individual serves as Director ("Funds"), hereby severally constitute and appoint each of Marie K. Karpinski, Arthur J. Brown and Arthur C. Delibert my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Pre-effective Amendments to any Registration Statements of the Funds, any and all Registration Statements on Form N-1A, any supplements or other instruments in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his or her substitute may do or cause to be done by virtue hereof.

WITNESS my hand as of the date set forth below.

SIGNATURE                                 DATE

                                          June ____, 1998
-------------------------------
John F. Curley, Jr.

                                          June ____, 1998
-------------------------------
Richard G. Gilmore

/s/ Arnold L. Lehman
---------------------------------         June 24 , 1998
Arnold L. Lehman

                                          June ____, 1998
--------------------------------
Jill E. McGovern

                                          June ____, 1998
-------------------------------
T.A. Rodgers